Schedule of Investments(a)
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.64%
Air Freight & Logistics–0.66%
Air Transport Services Group, Inc.(b)	288,953	$7,457,877
Alternative Carriers–0.83%
Iridium Communications, Inc.(b)	234,996	9,364,591
Apparel Retail–1.50%
American Eagle Outfitters, Inc.	440,550	11,366,190
Children’s Place, Inc. (The)(b)(c)	75,004	5,644,801
		17,010,991
Apparel, Accessories & Luxury Goods–0.18%
Oxford Industries, Inc.	22,631	2,040,637
Application Software–6.98%
Avalara, Inc.(b)	59,470	10,393,572
Cognyte Software Ltd. (Israel)(b)	169,506	3,483,348
Descartes Systems Group, Inc. (The) (Canada)(b)	152,736	12,411,327
LivePerson, Inc.(b)(c)	187,015	11,024,534
Manhattan Associates, Inc.(b)	85,255	13,046,573
Q2 Holdings, Inc.(b)	117,922	9,450,269
Verint Systems, Inc.(b)(c)	169,506	7,592,174
Workiva, Inc.(b)(c)	81,459	11,482,461
		78,884,258
Asset Management & Custody Banks–0.33%
Blucora, Inc.(b)	239,037	3,726,587
Auto Parts & Equipment–0.87%
Visteon Corp.(b)	104,849	9,896,697
Automotive Retail–1.04%
Lithia Motors, Inc., Class A	37,248	11,809,106
Biotechnology–2.24%
CRISPR Therapeutics AG (Switzerland)(b)	43,232	4,838,958
Emergent BioSolutions, Inc.(b)	79,379	3,974,507
Natera, Inc.(b)	113,992	12,703,268
TG Therapeutics, Inc.(b)(c)	115,826	3,854,689
		25,371,422
Building Products–2.96%
AZEK Co., Inc. (The)(b)	274,416	10,024,416
Masonite International Corp.(b)	97,968	10,397,344
Owens Corning	152,361	13,026,866
		33,448,626
Casinos & Gaming–0.95%
Penn National Gaming, Inc.(b)(c)	148,519	10,761,687
Shares		Value
Communications Equipment–0.65%
Ciena Corp.(b)	143,154	$7,350,958
Construction & Engineering–2.63%
NV5 Global, Inc.(b)	152,163	14,998,707
WillScot Mobile Mini Holdings Corp.(b)	463,133	14,690,579
		29,689,286
Construction Machinery & Heavy Trucks–0.92%
Manitowoc Co., Inc. (The)(b)	487,563	10,443,599
Construction Materials–2.51%
Eagle Materials, Inc.	99,195	13,010,416
Summit Materials, Inc., Class A(b)	482,007	15,409,764
		28,420,180
Consumer Finance–1.72%
OneMain Holdings, Inc.	350,782	19,408,768
Diversified Metals & Mining–0.97%
MP Materials Corp.(b)(c)	339,323	10,936,380
Electrical Components & Equipment–2.89%
Array Technologies, Inc.(b)	621,992	11,519,292
EnerSys(c)	113,717	8,465,093
Vertiv Holdings Co.	526,329	12,679,266
		32,663,651
Electronic Equipment & Instruments–1.20%
Badger Meter, Inc.	134,572	13,610,612
Electronic Manufacturing Services–0.96%
Flex Ltd.(b)	611,636	10,813,724
Environmental & Facilities Services–1.73%
Casella Waste Systems, Inc., Class A(b)	144,429	10,967,938
Montrose Environmental Group, Inc.(b)	139,218	8,595,320
		19,563,258
Fertilizers & Agricultural Chemicals–0.64%
Scotts Miracle-Gro Co. (The)	49,183	7,198,424
Financial Exchanges & Data–1.06%
TMX Group Ltd. (Canada)	110,953	11,965,159
Food Retail–0.68%
Sprouts Farmers Market, Inc.(b)(c)	334,246	7,744,480
Footwear–1.94%
Crocs, Inc.(b)	73,718	10,577,058
Wolverine World Wide, Inc.	380,057	11,340,901
		21,917,959
Health Care Distributors–0.73%
Owens & Minor, Inc.	262,661	8,218,663

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Shares		Value
Health Care Equipment–2.49%
AtriCure, Inc.(b)	212,599	$14,786,260
CONMED Corp.(c)	102,177	13,367,817
		28,154,077
Health Care Facilities–1.33%
Encompass Health Corp.	136,431	10,237,782
Pennant Group, Inc. (The)(b)	170,727	4,795,722
		15,033,504
Health Care Services–1.72%
Castle Biosciences, Inc.(b)(c)	158,286	10,526,019
LHC Group, Inc.(b)	56,908	8,929,434
		19,455,453
Health Care Supplies–2.02%
ICU Medical, Inc.(b)	37,452	8,740,548
OrthoPediatrics Corp.(b)(c)	215,359	14,108,168
		22,848,716
Health Care Technology–0.61%
Simulations Plus, Inc.(c)	173,308	6,845,666
Homebuilding–1.28%
Taylor Morrison Home Corp., Class A(b)	563,668	14,531,361
Hotel & Resort REITs–0.68%
Ryman Hospitality Properties, Inc.(b)	92,457	7,738,651
Hotels, Resorts & Cruise Lines–1.28%
Travel + Leisure Co.	266,144	14,512,832
Human Resource & Employment Services–0.73%
Alight, Inc., Class A(b)(c)	718,391	8,247,129
Industrial Machinery–4.28%
Altra Industrial Motion Corp.	188,359	10,425,671
Gates Industrial Corp. PLC(b)	664,536	10,812,001
Helios Technologies, Inc.	186,675	15,327,884
ITT, Inc.	132,023	11,332,854
SPX Corp.(b)	8,892	475,277
		48,373,687
Industrial REITs–1.98%
EastGroup Properties, Inc.	67,862	11,307,845
STAG Industrial, Inc.	282,938	11,105,317
		22,413,162
Interactive Media & Services–0.99%
Eventbrite, Inc., Class A(b)(c)	589,529	11,147,993
Internet & Direct Marketing Retail–1.31%
Overstock.com, Inc.(b)	190,754	14,863,552
Investment Banking & Brokerage–3.24%
LPL Financial Holdings, Inc.	121,394	19,029,723
Piper Sandler Cos.	127,087	17,596,466
		36,626,189
Shares		Value
Life & Health Insurance–0.96%
Primerica, Inc.	70,668	$10,856,725
Life Sciences Tools & Services–2.89%
Medpace Holdings, Inc.(b)	83,143	15,737,307
NeoGenomics, Inc.(b)(c)	352,139	16,987,185
		32,724,492
Multi-line Insurance–0.94%
Assurant, Inc.	67,531	10,653,015
Packaged Foods & Meats–0.33%
Calavo Growers, Inc.	96,355	3,684,615
Paper Packaging–0.79%
Graphic Packaging Holding Co.	469,516	8,939,585
Property & Casualty Insurance–0.67%
Hanover Insurance Group, Inc. (The)	58,345	7,562,679
Real Estate Services–0.60%
FirstService Corp. (Canada)	37,449	6,770,741
Regional Banks–6.38%
Columbia Banking System, Inc.	254,658	9,674,457
Community Bank System, Inc.	128,325	8,779,996
Glacier Bancorp, Inc.	197,360	10,923,876
Pacific Premier Bancorp, Inc.	263,329	10,912,354
Pinnacle Financial Partners, Inc.	140,609	13,228,495
South State Corp.(c)	101,456	7,575,720
Webster Financial Corp.(c)	201,963	10,998,905
		72,093,803
Research & Consulting Services–0.86%
Huron Consulting Group, Inc.(b)	187,598	9,755,096
Restaurants–0.88%
Papa John’s International, Inc.	78,523	9,971,636
Semiconductors–6.06%
Diodes, Inc.(b)	153,310	13,888,353
Lattice Semiconductor Corp.(b)	201,623	13,034,927
MACOM Technology Solutions Holdings, Inc.(b)	187,651	12,172,920
Power Integrations, Inc.	154,187	15,262,971
Semtech Corp.(b)	181,364	14,140,951
		68,500,122
Specialized Consumer Services–0.75%
Terminix Global Holdings, Inc.(b)	203,483	8,479,137
Specialized REITs–2.21%
CoreSite Realty Corp.	93,567	12,962,772
Gaming and Leisure Properties, Inc.	258,868	11,990,766
		24,953,538
Specialty Chemicals–0.95%
Ashland Global Holdings, Inc.	119,952	10,690,122
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Shares		Value
Steel–1.05%
Cleveland-Cliffs, Inc.(b)(c)	598,315	$11,852,620
Systems Software–1.04%
CommVault Systems, Inc.(b)	156,951	11,819,980
Thrifts & Mortgage Finance–1.35%
Essent Group Ltd.	177,744	7,822,513
Radian Group, Inc.	325,839	7,403,062
		15,225,575
Tires & Rubber–0.35%
Goodyear Tire & Rubber Co. (The)(b)	223,794	3,961,154
Trading Companies & Distributors–2.08%
Applied Industrial Technologies, Inc.	132,288	11,923,118
Univar Solutions, Inc.(b)	486,938	11,598,863
		23,521,981
Trucking–0.83%
Knight-Swift Transportation Holdings, Inc.	183,338	9,377,739
Water Utilities–0.96%
California Water Service Group	184,627	10,880,069
Total Common Stocks & Other Equity Interests (Cost $792,009,822)		1,092,783,976
Money Market Funds–3.48%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	13,743,934	13,743,934
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	9,845,961	$9,849,900
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	15,707,354	15,707,354
Total Money Market Funds (Cost $39,300,939)		39,301,188
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $831,310,761)		1,132,085,164
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–10.36%
Invesco Private Government Fund, 0.02%(d)(e)(f)	35,163,144	35,163,144
Invesco Private Prime Fund, 0.11%(d)(e)(f)	82,014,531	82,047,338
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $117,210,482)		117,210,482
TOTAL INVESTMENTS IN SECURITIES–110.48% (Cost $948,521,243)		1,249,295,646
OTHER ASSETS LESS LIABILITIES—(10.48)%		(118,483,080)
NET ASSETS–100.00%		$1,130,812,566
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,625,841	$58,582,950	$(48,464,857)	$-	$-	$13,743,934	$1,609
Invesco Liquid Assets Portfolio, Institutional Class	2,695,658	41,771,727	(34,617,755)	144	126	9,849,900	585
Invesco Treasury Portfolio, Institutional Class	4,143,818	66,951,943	(55,388,407)	-	-	15,707,354	694
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	56,407	194,144,084	(159,037,347)	-	-	35,163,144	2,663*
Invesco Private Prime Fund	84,610	319,337,106	(237,374,378)	-	-	82,047,338	39,396*
Total	$10,606,334	$680,787,810	$(534,882,744)	$144	$126	$156,511,670	$44,947

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,092,783,976	$—	$—	$1,092,783,976
Money Market Funds	39,301,188	117,210,482	—	156,511,670
Total Investments	$1,132,085,164	$117,210,482	$—	$1,249,295,646
Invesco Small Cap Equity Fund